Share capital - Classes of Shares Outstanding (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Nominal value of shares
Balance at beginning of year	$ 115,999	$ 32,238
Share capital increase (Note 18)	53,955	154,125
Total balance at end of the year	141,826	140,402
Share capital
Nominal value of shares
Balance at beginning of year	1,935	1,409
Total balance at end of the year	$ 2,661	$ 1,895
Ordinary shares
Number of issued and outstanding shares
Balance at beginning of year (in shares)	36,635,713	13,042,080
Issuance of ordinary shares (in shares)	14,056,077	22,819,788
Balance at the end of the year (in shares)	50,691,790	35,861,868
Ordinary shares | Share capital
Nominal value of shares
Share capital increase (Note 18)	$ 726	$ 486